Business combinations, Acquisition of OpenATTIC (Details) $ in Thousands, € in Millions	Nov. 01, 2016 USD ($)	Oct. 31, 2018 USD ($)	Apr. 30, 2017 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 EUR (€)
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Goodwill		$ 4,863,962	$ 392,436
Consideration		6,530,832	299,061
Consideration satisfied by [Abstract]
Cash		16,662	299,061
Gross Carrying Amount [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets		(2,490,868)	147,878
Fair value adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Net (liabilities)/assets		$ 4,157,738	(241,253)
OpenATTIC [Member]
Business Combination [Abstract]
Acquisition transaction costs	$ 1,200
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased				$ 4,991
Net (liabilities)/assets				4,991
Goodwill			0	0
Consideration			4,991	4,991
Consideration satisfied by [Abstract]
Cash			4,991	4,991	€ 4.7
OpenATTIC [Member] | Gross Carrying Amount [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased				0
Net (liabilities)/assets			0	0
OpenATTIC [Member] | Fair value adjustments [Member]
Details of Net Assets (Liabilities) Acquired and Goodwill [Abstract]
Intangible assets - purchased				4,991
Net (liabilities)/assets			$ 4,991	$ 4,991